Fair Value Measurements - Summary of Significant Quantitative Inputs Used in the Valuation of the Preferred Stock Tranche Liability (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 28, 2020	Oct. 22, 2020
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Weighted Fair Value Of The Tranche Feature			$ 0.012	$ 0.172
Preferred Stock Tranche Liability [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Preferred Stock Tranche Liability [Line Items]
Weighted Fair Value Of The Tranche Feature	$ 0.312	$ 0.012	$ 0.012	$ 0.172